Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Positions

As at December 31, 2016, the Company was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Remaining Term (years)	Fixed Interest Rate (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	200,000	397	4.0	1.46%
U.S. Dollar-denominated interest rate swaps	LIBOR	150,000	1,479	4.0	1.55%
U.S. Dollar-denominated interest rate swaps	LIBOR	50,000	1,267	4.0	1.16%

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of December 31, 2016 ranged from 0.30% to 2.00%

Schedule of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative asset $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2016
Interest rate swap agreements	—	4,251	(254)	(1,108)	—
Stock purchase warrant	—	287	—	—	—
Time-charter swap agreement	875	—	(667)	—	—
	875	4,538	(921)	(1,108)	—

As at December 31, 2015
Interest rate swap agreements	—	—	(2,359)	(6,330)	(4,208)
Stock purchase warrant	—	5,164	—	—	—
Time-charter swap agreement	—	—	—	—	—
	—	5,164	(2,359)	(6,330)	(4,208)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location
Realized and unrealized (losses) gains relating to interest rate swaps, stock purchase warrant and the time-charter swap are recognized in earnings and reported in realized and unrealized loss on derivative instruments in the Company’s consolidated statements of income as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Realized (losses) gains relating to:
Interest rate swaps agreements	(12,797)	(9,790)	(9,993)
Time-charter swap agreement	2,154	—	—
	(10,643)	(9,790)	(9,993)

Unrealized gains (losses) relating to:
Interest rate swaps agreements	13,681	7,686	7,044
Stock purchase warrant	(4,877)	507	1,237
Time-charter swap agreement	875	—	—
	9,679	8,193	8,281
Total realized and unrealized loss on derivatives	(964)	(1,597)	(1,712)